Supplemental Information - Change in Non-Cash Working Capital Items (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Additional information [abstract]
Trade and other receivables	$ 66,285	$ (62,198)
Trade and other payables	(51,499)	(50,660)
Trade and other receivables/payables	14,786	(112,858)
Changes in non-cash working capital related to:
Change in non-cash working capital	48,758	(52,070)
Investing activities	(32,031)	(62,485)
Foreign currency translation on non-cash working capital	(1,941)	1,697
Changes in non-cash working capital	$ 14,786	$ (112,858)